Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue, net	$ 5,389,230	$ 5,012,022	$ 21,858,864	$ 20,583,851
Cost of revenue	1,726,199	1,959,023	7,271,512	7,825,768
Total gross profit	3,663,031	3,052,999	14,587,352	12,758,083
Operating expenses:
Royalties	225,320	329,888	706,214	709,640
Salaries, wages and benefits	1,946,816	1,841,595	9,314,415	9,681,323
Selling, general and administrative	2,725,119	1,825,201	6,669,684	11,027,332
Total operating expenses	4,897,255	3,996,684	16,690,313	21,418,295
Loss from operations	(1,234,224)	(943,685)	(2,102,961)	(8,660,212)
Other (expenses) income:
Interest income	54,596	30,587	106,400	108,011
Interest expense	(1,490,694)	(384,854)	(6,932,618)	(1,730,908)
Gain on fair value adjustment			142,319
Loss on extinguishment of debt			(270,594)
Loss on investment		(3,912)	262,035
Total other expense	(1,436,098)	(358,179)	(6,692,458)	(1,622,897)
Loss from operations before provision for income taxes	(2,670,322)	(1,301,864)	(8,795,419)	(10,283,109)
Provision for income taxes
Net loss	$ (2,670,322)	$ (1,301,864)	$ (8,795,419)	$ (10,283,109)
Net loss per common share - basic			$ (0.76)	$ (857.35)
Net loss per common share - diluted			$ (0.76)	$ (857.35)
Weighted average shares outstanding - basic			11,634,761	11,994
Weighted average shares outstanding - diluted			11,634,761	11,994
Common Class A [Member]
Other (expenses) income:
Net loss per common share - basic	$ (0.09)	$ (0.22)
Net loss per common share - diluted	$ (0.09)	$ (0.22)
Weighted average shares outstanding - basic	28,461,277	5,994,704
Weighted average shares outstanding - diluted	28,461,277	5,994,704
Common Class B [Member]
Other (expenses) income:
Net loss per common share - basic	$ (1.56)	$ (1.14)
Net loss per common share - diluted	$ (1.56)	$ (1.14)
Weighted average shares outstanding - basic	1,716,860	1,144,573
Weighted average shares outstanding - diluted	1,716,860	1,144,573